Sales - Narrative (Details) ton in Thousands, megawatt_hour in Thousands, cubic_meter in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) ton cubic_meter megawatt_hour	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 37,965	$ 55,828
Forward contract
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	71,700	$ 63,300	$ 111,800
Forward contract | Soybean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 10,300
Derivative notional amount | ton	71,739
Forward contract | Wheat
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 3,100
Derivative notional amount | ton	18,012
Forward contract | Corn
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 13,500
Derivative notional amount | ton	56,255
Forward contract | Ethanol
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 4,800
Cubic meters of product | cubic_meter	42,125
Forward contract | Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 39,000
MWh of energy | megawatt_hour	649,245